Segmented Information	12 Months Ended
Dec. 31, 2023
Segmented Information [Abstract]
SEGMENTED INFORMATION
22.	SEGMENTED INFORMATION

The Company is domiciled in Canada, and it operates and produces its income primarily in Israel, Europe and North America. The Company operates as a single segment being the sale of cellular-based communications products.

The Company’s entity-wide disclosures include disaggregated information about product sales, geographical areas, and major customers.

Geographical area information is shown below:

External revenues by Geography
(in thousands)	2023	2022	2021

USA	$5,490	$3,839	$2,738
Canada	1,472	1,274	1,656
EMEA	1,626	1,322	3,090
Australia	6	47	61
Total	$8,594	$6,482	$7,545

Non-current asset geographic area information is shown below:

(in thousands)	2023	2022

Long-term receivable total	$147	$150
Canada		-
EMEA	147	150

Right of use asset total	$631	$880
Canada	112	170
EMEA	519	710

Equipment total	$175	$207
Canada	-	-
EMEA	175	207

Intangibles total	$7,857	$6,988
Canada	-	-
EMEA	7,857	6,988

Product information is shown below:

Revenue by product line
(in thousands)	2023	2022	2021
Cellular boosters and related accessories	$2,223	$2,558	$4,235
Rugged devices and related accessories	6,010	3,924	3310
Total	$8,233	$6,482	$7,545